Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of Other Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Receivables [Abstract]
Other receivables	$ 64,423	$ 318,643
Long-term receivable to be collected within 1 year	7,000,000	3,000,000
Prepayments	11,618,310	2,182,463
Trade and other receivables	$ 18,682,733	$ 5,501,106